Segment information - Summary of Operating Results by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net premiums written	$ 475,352	$ 345,608	$ 292,707
Escrow, other title-related fees and other	79,585	61,275	62,017
Investment, dividend and other income	3,106	2,931	3,361
Total revenues	558,043	409,814	358,085
Premiums retained by agents	298,445	220,143	178,265
Direct labor	89,616	62,154	60,914
Other direct costs	35,065	20,535	20,118
Provision for claims	21,335	15,337	12,285
Adjusted gross profit	113,582	91,645	86,503
Operating Segments | Distribution
Segment Reporting Information [Line Items]
Net premiums written	0	0	0
Escrow, other title-related fees and other	177,069	129,590	129,632
Investment, dividend and other income	205	699	956
Total revenues	177,274	130,289	130,588
Premiums retained by agents	0	0	0
Direct labor	81,204	55,334	55,138
Other direct costs	23,726	16,912	15,751
Provision for claims	2,257	1,415	1,552
Adjusted gross profit	70,087	56,628	58,147
Operating Segments | Underwriting
Segment Reporting Information [Line Items]
Net premiums written	476,328	345,608	292,707
Escrow, other title-related fees and other	3,520	2,099	873
Investment, dividend and other income	2,901	2,232	2,405
Total revenues	482,749	349,939	295,985
Premiums retained by agents	400,425	290,557	246,753
Direct labor	8,412	6,820	5,776
Other direct costs	11,339	3,623	4,367
Provision for claims	19,078	13,922	10,733
Adjusted gross profit	43,495	35,017	28,356
Eliminations
Segment Reporting Information [Line Items]
Net premiums written	(976)	0	0
Escrow, other title-related fees and other	(101,004)	(70,414)	(68,488)
Investment, dividend and other income	0	0	0
Total revenues	(101,980)	(70,414)	(68,488)
Premiums retained by agents	(101,980)	(70,414)	(68,488)
Direct labor	0	0	0
Other direct costs	0	0	0
Provision for claims	0	0	0
Adjusted gross profit	$ 0	$ 0	$ 0